Fees Summary	Sep. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 409,125,301.20
Previously Paid Amount	0.00
Total Fee Amount	56,500.20
Total Offset Amount	56,500.20
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A